7. Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, gross	$ 495,212	$ 0
Accumulated amortization	(48,220)	0
Intangible assets, net	446,992	0
Field Tests [Member]
Intangible assets, gross	302,079	0
Accumulated amortization	(29,414)	0
Intangible assets, net	272,665	0
Sensor Integrations [Member]
Intangible assets, gross	128,755	0
Accumulated amortization	(12,537)	0
Intangible assets, net	116,218	0
Board Designs [Member]
Intangible assets, gross	64,378	0
Accumulated amortization	(6,269)	0
Intangible assets, net	$ 58,109	$ 0